GENERAL	6 Months Ended
Jun. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:	GENERAL

a.

The Company was incorporated and started business operations in November 2007. The Company is a clinical stage specialty pharmaceutical company focused on the reformulation of established therapeutics. The Company’s proprietary extended-release drug-delivery system is designed to provide an extended period of post-surgical pain relief without the need for repeated dose administration while reducing the potential need for the use of opiates.

b.
Since its inception, the Company has devoted substantially all of its efforts to research and development, clinical trials, and capital raising activities. The Company is still in its development and clinical stage and has not yet generated revenues.

The Company has  incurred losses of $3.7 million and $2.0 million for the periods ended June 30, 2021 and 2020, respectively. As of June 30, 2021, the Company’s accumulated deficit was $20.2 million. The Company has funded its operations to date primarily through equity financing.

Additional funding will be required to complete the Company’s research and development and clinical trials, to attain regulatory approvals, to begin the commercialization efforts of the Company’s product and to achieve a level of sales adequate to support the Company’s cost structure.

On September 3, 2020, the Company closed an IPO of 2,500,000 units at a price of $8.00 per unit for gross proceeds of approximately $20,000 (net proceeds of approximately $17.3 million after deducting underwriting discounts and commissions and other offering expenses). Refer to Note 1(d).

On March 11, 2021, the Company closed a private placement of 1,304,346 ordinary shares and accompanying warrants to purchase an aggregate of up to 652,173 ordinary shares at a combined purchase price of $4.60 per share and accompanying warrant resulting in gross proceeds of $6,000. Refer to Note 1(e).

Based on the Company's current operating plan, the Company believes that its existing capital resources will be sufficient to fund operations for at least one year after the date these financial statements are issued.

c.
The Company effected a 1-for-3 reverse split of the Company’s ordinary shares and convertible preferred shares on July 6, 2020. All issued and outstanding ordinary shares and convertible preferred shares and related per share amounts contained in these financial statements have been retroactively adjusted to reflect this reverse share split for all periods presented.

d.
On September 3, 2020, the Company closed its IPO of 2,500,000 units at a price of $8.00 per unit. Each unit consisted of one ordinary share and one warrant to purchase one ordinary share. The ordinary shares and warrants were immediately separable from the units and were issued separately. The warrants are exercisable immediately, expire five years from the date of issuance and have an exercise price of $8.80 per share. On October 5, 2020, the underwriters exercised their over-allotment option and were issued warrants to purchase 375,000 ordinary shares in return for net amount of $3. The Company received gross proceeds of approximately $20,000 (net proceeds of approximately $17,300 after deducting underwriting discounts and commissions and other offering expenses).

e.
On March 11, 2021, the Company closed a private placement of 1,304,346 ordinary shares and accompanying warrants to purchase an aggregate of up to 652,173 ordinary shares at a combined purchase price of $4.60 per share and accompanying warrant resulting in gross proceeds of $6,000.The warrants are exercisable immediately at an exercise price of $4.60 per share and expire five and a half years from the issuance date.

In connection with the private placement, the Company also entered into a registration rights agreement, dated as of March 8, 2021 with the purchasers in the offering pursuant to which the Company filed a registration statement SEC on April 1, 2021 to register the resale of the ordinary shares and the ordinary shares issuable upon exercise of the warrants, of which such registration statement was declared effective on April 9, 2021.

The Company paid the placement agents of the private placement a cash placement fee equal to $390 and an expense reimbursement of $40. The Company also issued to the placement agents warrants to purchase 52,173 ordinary shares, at an exercise price of $5.06 per ordinary share and a term expiring on March 8, 2026.

f.
Public health epidemics or outbreaks could adversely impact the Company’s business. In late 2019, a novel strain of COVID-19, also known as coronavirus, was reported in Wuhan, China. While initially the outbreak was largely concentrated in China, it rapidly spread across the globe, including in Israel and the United States. The extent to which COVID-19 pandemic impacts the Company’s operations will depend on future developments, which are highly uncertain and cannot be predicted with confidence, including the duration and severity of the outbreak, and the actions that may be required to contain the coronavirus or treat its impact. In particular, the continued spread of the coronavirus globally, could adversely impact the Company’s operations and workforce, including other Company’s research and clinical trials and its ability to raise capital, which in turn could have an adverse impact on the Company's business, financial condition and results of operation.